CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Cost of revenues USD ($)	Dec. 31, 2012 Cost of revenues RUB	Dec. 31, 2011 Cost of revenues RUB	Dec. 31, 2010 Cost of revenues RUB	Dec. 31, 2012 Product development USD ($)	Dec. 31, 2012 Product development RUB	Dec. 31, 2011 Product development RUB	Dec. 31, 2010 Product development RUB	Dec. 31, 2012 Sales, general and administrative USD ($)	Dec. 31, 2012 Sales, general and administrative RUB	Dec. 31, 2011 Sales, general and administrative RUB	Dec. 31, 2010 Sales, general and administrative RUB
Share-based compensation expenses	$ 1.1	33.0	26.0	16.0	$ 7.3	221.0	153.0	87.0	$ 4.0	122.0	150.0	57.0